DECONSOLIDATION OF GOLAR POWER ENTITIES (Details) $ in Thousands		12 Months Ended
	Jul. 06, 2016 USD ($) vessel	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Schedule of Equity Method Investments [Line Items]
Net proceeds		$ 0	$ 113,321	$ 0
Net loss on loss of control of Golar Power		$ 0	$ 8,483	$ 0
Golar Power
Schedule of Equity Method Investments [Line Items]
Net proceeds	$ 113,000
Number of vessels disposed | vessel	2
Fair value of equity method investment	$ 232,701
Ownership percentage	50.00%	50.00%	50.00%
Net loss on loss of control of Golar Power	$ 8,483
Golar Power | Fair value of 50% retained investment in Golar Power
Schedule of Equity Method Investments [Line Items]
Fair value of equity method investment	$ 116,000
Ownership percentage	50.00%
Consideration received from Stonepeak	$ 116,000
Golar Power | Stonepeak
Schedule of Equity Method Investments [Line Items]
Ownership percentage disposed	50.00%